Stock-Based Compensation - Incentive Equity Awards Granted by Holdings (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended							1 Months Ended			6 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended
	Jan. 05, 2011 Stock Options [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2012 Stock Options [Member] Executive Officers [Member] Realogy [Member]	Jun. 30, 2012 Time Vesting Options and Restricted Stock [Member]	Dec. 31, 2011 Time Vesting Options and Restricted Stock [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Executive Officers [Member] Holdings [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Dec. 31, 2010 Realogy Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Employees, Consultants or Directors [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] First Half of Service Period [Member] Employees, Consultants or Directors [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Second Half of Service Period [Member] Employees, Consultants or Directors [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Apr. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Apr. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Employees [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Employees [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Director [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Executive Officers [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Non-employees [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Future Stock Awards [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Future Stock Awards [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2009 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2008 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Director [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2009 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2008 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Director [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Outstanding Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Dec. 31, 2008 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Director [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options and Restricted Stock [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options and Restricted Stock [Member]	Apr. 30, 2012 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Oct. 31, 2011 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2011 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Jun. 30, 2012 Phantom Value Plan [Member] Phantom Plan Options [Member] Realogy [Member]	Dec. 31, 2011 Phantom Value Plan [Member] Phantom Plan Options [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Restricted Stock [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Executive Officers [Member] Realogy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options, contractual term					10 years												10 years	10 years																								7 years						10 years
Granted stock options, weighted average contractual term			8 years 3 months 27 days	7 years 6 months
Stock options vesting period																		4 years																						4 years	3 years						1 year
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																																								2 years 10 months 28 days	1 year 8 months 15 days
Term for options to become exercisable following qualified public offering	one	1 year
Stock options, cliff vesting allocation percentage											50.00%	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted, Cliff Vesting Period											18 months
Stock options granted to individual																																							4,000
Stock options granted (in shares)																	970,000		4,000					980,000	30,000	200,000	0		30,000	80,000	80,000	(200,000)	0		80,000							80,000	50,000	30,000
Exercise price, stock options																	$ 17.50	$ 20.75		$ 137.50																						$ 17.50
Deferred Compensation Arrangement with Individual, Grant Date Fair Value																	$ 20.50																									$ 20.50
Stock options outstanding (in shares)																410,000					200,000			1,410,000	530,000	500,000	310,000	320,000		160,000	180,000	100,000	310,000	320,000			4,000	9,000
Stock option exchange, conversion ratio																1
Stock options, exercise price on grant date					$ 250.00	$ 250.00
Stock options, percentage allocation among award types							50.00%	50.00%	50.00%
Stock options, award vesting rate																		25.00%
Stock options, percentage allocation among award recipients																				30.00%
Stock-based compensation expense													$ 4
Stock options, stock compensation expense recognition period													4 years
Contractual term, stock options	7 years 6 months																																																10 years
Requisite service period, stock options	3 years	3 years								3 years							4 years
Increase in common shares reserved for future issuance														1,000,000
Common shares reserved for future issuance														2,690,000	890,000																					720,000
Number of common shares available for grant																						1,120,000	170,000
Award vesting rate percentage, stock options																	25.00%
Requisite service period prior to commencement of vesting, stock options																	1 year
Fair Value Assumptions
Weighted average grant date fair value (in dollars per share)																								$ 10.25	$ 11.75	$ 9.25																			$ 9.75	$ 10.75
Expected volatility																								46.84%	55.50%	54.60%																			50.28%	58.40%
Expected term (years)																								6 years 3 months	6 years 3 months	6 years 3 months																			4 years 9 months	4 years 9 months
Risk-free interest rate																								1.10%	2.60%	1.50%																			0.79%	1.30%
Dividend yield																								0.00%	0.00%	0.00%																			0.00%	0.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																$ 8